Note 6 - Investment Securities Available for Sale - Amortized Cost and Fair Value of Investment Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized cost	$ 7,931	$ 9,612
Gross unrealized gains	19	1
Gross unrealized losses	(38)	(58)
Investment securities available for sale	7,912	9,555
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	7,571	9,252
Gross unrealized gains	19	1
Gross unrealized losses	(35)	(52)
Investment securities available for sale	7,555	9,201
US Government Agencies Debt Securities [Member]
Amortized cost	360	360
Gross unrealized gains
Gross unrealized losses	(3)	(6)
Investment securities available for sale	357	354
Government National Mortgage Association (GNMA) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	5,624	6,608
Gross unrealized gains	19	1
Gross unrealized losses		(19)
Investment securities available for sale	5,643	6,590
Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	1,377	1,892
Gross unrealized gains
Gross unrealized losses	(35)	(21)
Investment securities available for sale	1,342	1,871
Federal National Mortgage Association (FNMA) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	570	752
Gross unrealized gains
Gross unrealized losses		(12)
Investment securities available for sale	$ 570	$ 740